UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen Investment Management LLC
Address: 711 Fifth Avenue
         New York, New York  10022

13F File Number:  028-11378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

 /s/     Howard M. Felson     New York, New York     November 07, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $355,591 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-12302                     Allen Operations LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107     3153    50000 SH       DEFINED 1               50000        0        0
CEPHALON INC                   COM              156708109    35104   435000 SH       DEFINED 1              435000        0        0
CUMULUS MEDIA INC              CL A             231082108      285   100430 SH       DEFINED 1              100430        0        0
EL PASO CORP                   COM              28336L109    11789   674400 SH       DEFINED 1              674400        0        0
GLOBAL INDS LTD                COM              379336100     7920  1000000 SH       DEFINED 1             1000000        0        0
GOODRICH CORP                  COM              382388106    66374   550000 SH       DEFINED 1              550000        0        0
JAKKS PAC INC                  COM              47012E106     2039   107599 SH       DEFINED 1              107599        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    10211   185000 SH       DEFINED 1              185000        0        0
MOSAIC CO NEW                  COM              61945C103    22526   460000 SH       DEFINED 1              460000        0        0
MOTOROLA MOBILITY HLDGS INC    COM              620097105    28335   750000 SH       DEFINED 1              750000        0        0
PHARMERICA CORP                COM              71714F104    11013   771800 SH       DEFINED 1              771800        0        0
SOUTHERN UN CO NEW             COM              844030106    73144  1802900 SH       DEFINED 1             1802900        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    19362   122500 SH       DEFINED 1              122500        0        0
SUNOCO INC                     COM              86764P109    27194   876916 SH       DEFINED 1              876916        0        0
TAM SA                         SP ADR REP PFD   87484D103     8981   576443 SH       DEFINED 1              576443        0        0
TYCO INTERNATIONAL LTD         SHS              H89128104    10188   250000 SH       DEFINED 1              250000        0        0
VERINT SYS INC                 COM              92343X100    10629   404300 SH       DEFINED 1              404300        0        0
WALTER ENERGY INC              COM              93317Q105     3508    58450 SH       DEFINED 1               58450        0        0
WILLIAMS COS INC DEL           COM              969457100     3651   150000 SH       DEFINED 1              150000        0        0
YRC WORLDWIDE INC              COM NEW          984249300      185  3763152 SH       DEFINED 1             3763152        0        0